Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(a) (b)
................. 578,720 $ 30,463,821
Automobile Components — 1.7%
Autoliv, Inc. ......................... 134,441 15,958,147
BorgWarner, Inc. ..................... 1,081,395 48,727,659
Gentex Corp. ....................... 661,547 15,394,199
Goodyear Tire & Rubber Co. (The)
(b)
........ 1,450,281 12,704,461
Lear Corp. ......................... 262,201 30,048,234
Visteon Corp. ....................... 138,311 13,153,376
135,986,076
Automobiles — 0.5%
Harley-Davidson, Inc. .................. 594,953 12,190,587
Thor Industries, Inc. ................... 266,057 27,316,072
39,506,659
Banks — 12.2%
Associated Banc-Corp. ................. 826,356 21,286,931
Bank OZK ......................... 535,248 24,632,113
Cadence Bank ...................... 938,126 40,189,318
Columbia Banking System, Inc. ........... 1,510,073 42,206,540
Comerica, Inc. ....................... 645,370 56,102,014
Commerce Bancshares, Inc. ............. 653,643 34,211,675
Cullen/Frost Bankers, Inc. ............... 161,075 20,396,927
East West Bancorp, Inc. ................ 340,527 38,271,829
First Financial Bankshares, Inc. ........... 382,483 11,424,767
First Horizon Corp. .................... 2,487,661 59,455,098
Flagstar Bank NA ..................... 1,507,846 18,983,781
FNB Corp. ......................... 1,807,161 30,902,453
Glacier Bancorp, Inc. .................. 649,041 28,590,256
Hancock Whitney Corp. ................ 421,803 26,860,415
Home BancShares, Inc. ................ 921,997 25,613,077
International Bancshares Corp. ........... 145,173 9,645,294
Old National Bancorp .................. 1,756,606 39,189,880
Pinnacle Financial Partners, Inc. ........... 389,308 37,143,876
Prosperity Bancshares, Inc. .............. 479,727 33,153,933
Southstate Bank Corp.
(a)
................ 507,758 47,785,105
Synovus Financial Corp. ................ 702,662 35,168,233
Texas Capital Bancshares, Inc.
(b)
.......... 117,843 10,669,505
UMB Financial Corp. .................. 360,642 41,488,256
United Bankshares, Inc. ................ 708,161 27,193,382
Valley National Bancorp ................ 2,419,517 28,259,959
Webster Financial Corp. ................ 814,435 51,260,539
Western Alliance Bancorp ............... 521,122 43,810,727
Wintrust Financial Corp. ................ 338,140 47,278,735
Zions Bancorp NA .................... 746,343 43,690,919
974,865,537
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
...... 38,737 7,558,751
Biotechnology — 0.8%
(b)
BioMarin Pharmaceutical, Inc. ............ 417,538 24,814,283
Cytokinetics, Inc.
(a)
.................... 284,629 18,085,327
Roivant Sciences Ltd. .................. 930,845 20,199,337
63,098,947
Broadline Retail — 0.4%
Macy's, Inc. ........................ 1,357,285 29,928,134
Building Products — 2.3%
Advanced Drainage Systems, Inc. ......... 159,094 23,041,584
Carlisle Cos., Inc. .................... 120,186 38,442,694
Fortune Brands Innovations, Inc. .......... 261,752 13,092,835
Owens Corning ...................... 415,694 46,520,315
Simpson Manufacturing Co., Inc. .......... 106,980 17,274,061
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(b)
...................... 542,526 $ 19,031,812
UFP Industries, Inc. ................... 294,759 26,837,807
184,241,108
Capital Markets — 3.1%
Carlyle Group, Inc. (The) ................ 799,651 47,267,371
Evercore, Inc. , Class A ................. 74,297 25,279,554
Hamilton Lane, Inc. , Class A ............. 94,734 12,723,723
Houlihan Lokey, Inc. , Class A ............. 129,504 22,558,302
Janus Henderson Group plc ............. 623,558 29,662,654
Jefferies Financial Group, Inc. ............ 833,302 51,639,725
Morningstar, Inc. ..................... 61,299 13,320,886
SEI Investments Co. ................... 192,130 15,758,502
Stifel Financial Corp. .................. 231,199 28,950,739
247,161,456
Chemicals — 2.0%
Ashland, Inc. ........................ 230,171 13,504,132
Avient Corp. ........................ 461,108 14,405,014
Axalta Coating Systems Ltd.
(b)
............ 1,077,535 34,815,156
Cabot Corp. ........................ 269,230 17,844,564
Olin Corp. .......................... 578,608 12,052,405
RPM International, Inc. ................. 382,113 39,739,752
Scotts Miracle-Gro Co. (The) ............. 225,292 13,145,788
Westlake Corp. ...................... 169,053 12,499,779
158,006,590
Commercial Services & Supplies — 0.6%
Brink's Co. (The) ..................... 60,674 7,082,476
Clean Harbors, Inc.
(a) (b)
................. 124,407 29,170,953
MSA Safety, Inc. ..................... 74,634 11,951,889
48,205,318
Construction & Engineering — 1.1%
AECOM ........................... 374,613 35,711,857
Fluor Corp.
(b)
........................ 815,389 32,313,866
Valmont Industries, Inc. ................. 39,683 15,965,265
83,990,988
Construction Materials — 0.4%
Eagle Materials, Inc.
(a)
.................. 79,520 16,435,194
Knife River Corp.
(b)
.................... 172,412 12,129,184
28,564,378
Consumer Finance — 1.0%
Ally Financial, Inc. .................... 1,416,339 64,145,993
SLM Corp. ......................... 460,118 12,450,793
76,596,786
Consumer Staples Distribution & Retail — 4.0%
Albertsons Cos., Inc. , Class A ............ 2,000,684 34,351,744
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 666,514 60,006,255
Maplebear, Inc.
(b)
..................... 928,270 41,753,585
Performance Food Group Co.
(b)
........... 792,314 71,244,875
Sprouts Farmers Market, Inc.
(b)
............ 295,317 23,527,905
US Foods Holding Corp.
(a) (b)
.............. 1,126,505 84,848,357
315,732,721
Containers & Packaging — 2.1%
AptarGroup, Inc. ..................... 331,456 40,424,374
Crown Holdings, Inc. .................. 576,055 59,316,383
Graphic Packaging Holding Co. ........... 1,495,131 22,516,673
Greif, Inc. , Class A, NVS ................ 131,790 8,922,183
Silgan Holdings, Inc. ................... 443,672 17,911,039
Sonoco Products Co. .................. 497,932 21,729,752
170,820,404

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.7%
Duolingo, Inc. , Class A
(b)
................ 62,468 $ 10,963,134
Graham Holdings Co. , Class B ............ 8,898 9,775,343
H&R Block, Inc. ...................... 307,500 13,400,850
Service Corp. International .............. 333,045 25,967,519
60,106,846
Diversified REITs — 0.4%
WP Carey, Inc. ...................... 521,042 33,534,263
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.
(b)
...... 671,356 25,558,523
Electric Utilities — 1.3%
IDACORP, Inc. ...................... 131,340 16,622,390
OGE Energy Corp. .................... 1,018,955 43,509,379
Portland General Electric Co. ............. 569,165 27,314,228
TXNM Energy, Inc. .................... 292,663 17,231,998
104,677,995
Electrical Equipment — 1.4%
Acuity, Inc.
(a)
........................ 49,093 17,675,444
Nextpower, Inc. , Class A
(b)
............... 262,496 22,866,026
Regal Rexnord Corp. .................. 335,215 47,037,369
Sensata Technologies Holding plc .......... 736,401 24,514,789
112,093,628
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.
(b)
................ 260,357 28,686,134
Avnet, Inc. ......................... 411,365 19,778,429
Belden, Inc. ........................ 107,571 12,537,400
Cognex Corp. ....................... 422,005 15,183,740
Crane NXT Co. ...................... 141,752 6,672,267
IPG Photonics Corp.
(a) (b)
................ 127,279 9,113,177
Littelfuse, Inc. ....................... 73,134 18,497,051
Novanta, Inc.
(a) (b)
..................... 96,185 11,445,053
TD SYNNEX Corp. .................... 382,806 57,508,945
Vontier Corp. ........................ 411,398 15,295,778
194,717,974
Energy Equipment & Services — 0.6%
NOV, Inc. .......................... 1,843,808 28,818,719
Weatherford International plc ............. 210,611 16,482,417
45,301,136
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 345,296 10,590,228
Financial Services — 1.4%
Equitable Holdings, Inc. ................ 105,658 5,034,604
Essent Group Ltd. .................... 282,417 18,359,929
Euronet Worldwide, Inc.
(a) (b)
.............. 196,914 14,987,125
MGIC Investment Corp. ................ 552,192 16,135,050
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 119,087 7,498,908
Voya Financial, Inc. ................... 480,633 35,802,352
WEX, Inc.
(b)
......................... 70,798 10,547,486
108,365,454
Food Products — 1.5%
Darling Ingredients, Inc.
(b)
............... 799,623 28,786,428
Flowers Foods, Inc. ................... 1,070,874 11,651,109
Ingredion, Inc. ....................... 321,369 35,434,146
Marzetti Co. (The) .................... 51,214 8,420,606
Pilgrim's Pride Corp. ................... 215,328 8,395,639
Post Holdings, Inc.
(b)
................... 241,635 23,933,947
116,621,875
Security
Shares
Shares Value
Gas Utilities — 1.8%
National Fuel Gas Co. ................. 172,925 $ 13,844,376
New Jersey Resources Corp. ............. 507,142 23,389,389
ONE Gas, Inc. ....................... 302,919 23,400,493
Southwest Gas Holdings, Inc. ............ 325,061 26,011,381
Spire, Inc. .......................... 169,429 14,011,778
UGI Corp. .......................... 1,085,618 40,634,682
141,292,099
Ground Transportation — 1.9%
Avis Budget Group, Inc.
(a) (b)
.............. 25,524 3,275,240
Knight-Swift Transportation Holdings, Inc. .... 820,052 42,872,318
Landstar System, Inc. .................. 173,788 24,973,335
Ryder System, Inc. .................... 204,235 39,088,537
Saia, Inc.
(b)
......................... 134,513 43,921,185
154,130,615
Health Care Equipment & Supplies — 0.7%
DENTSPLY SIRONA, Inc. ............... 1,012,127 11,568,612
Envista Holdings Corp.
(b)
................ 831,734 18,056,945
Haemonetics Corp.
(b)
.................. 94,293 7,557,584
Lantheus Holdings, Inc.
(b)
............... 103,523 6,889,456
Masimo Corp.
(b)
...................... 99,568 12,949,814
57,022,411
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 36,577 15,649,835
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc. , Class A ....... 1,777,466 30,128,049
Omega Healthcare Investors, Inc. .......... 687,187 30,469,871
60,597,920
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 1,006,668 10,529,747
Hotels, Restaurants & Leisure — 1.3%
Aramark ........................... 1,328,698 48,975,808
Cava Group, Inc.
(a) (b)
................... 292,747 17,181,322
Choice Hotels International, Inc. ........... 42,674 4,065,125
Hyatt Hotels Corp. , Class A
(a)
............. 65,285 10,466,491
Vail Resorts, Inc. ..................... 92,938 12,342,167
Wyndham Hotels & Resorts, Inc. .......... 178,823 13,511,866
106,542,779
Household Durables — 1.7%
KB Home .......................... 327,652 18,482,849
Taylor Morrison Home Corp.
(b)
............ 493,994 29,081,427
Toll Brothers, Inc. ..................... 487,211 65,880,671
Whirlpool Corp. ...................... 284,062 20,492,233
133,937,180
Industrial REITs — 1.0%
EastGroup Properties, Inc. .............. 102,418 18,244,743
Rexford Industrial Realty, Inc. ............ 1,174,849 45,490,153
STAG Industrial, Inc. .................. 366,778 13,482,759
77,217,655
Insurance — 5.9%
American Financial Group, Inc. ........... 209,559 28,642,524
Brighthouse Financial, Inc.
(b)
............. 289,208 18,737,786
CNO Financial Group, Inc. ............... 480,416 20,403,268
F&G Annuities & Life, Inc. ............... 80,567 2,485,492
Fidelity National Financial, Inc. , Class A ...... 1,287,673 70,294,069
First American Financial Corp. ............ 515,117 31,648,789
Hanover Insurance Group, Inc. (The) ....... 102,142 18,668,493
Kemper Corp. ....................... 294,873 11,954,152
Old Republic International Corp. ........... 551,199 25,156,722
Primerica, Inc. ....................... 67,594 17,463,586

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ........ 332,022 $ 67,553,196
RenaissanceRe Holdings Ltd. ............ 111,687 31,401,917
RLI Corp. .......................... 463,382 29,647,180
Ryan Specialty Holdings, Inc. , Class A ....... 194,032 10,017,872
Selective Insurance Group, Inc. ........... 304,715 25,495,504
Unum Group ........................ 778,207 60,311,043
469,881,593
Interactive Media & Services — 0.4%
(b)
Pinterest, Inc. , Class A ................. 962,653 24,923,086
ZoomInfo Technologies, Inc. ............. 579,959 5,898,183
30,821,269
IT Services — 0.5%
(b)
ASGN, Inc. ......................... 215,034 10,358,188
Kyndryl Holdings, Inc.
(a)
................. 1,155,251 30,683,466
41,041,654
Leisure Products — 0.8%
Brunswick Corp. ..................... 328,759 24,407,068
Mattel, Inc.
(a) (b)
....................... 939,096 18,631,665
Polaris, Inc. ......................... 270,396 17,102,547
YETI Holdings, Inc.
(a) (b)
................. 160,652 7,095,999
67,237,279
Life Sciences Tools & Services — 1.6%
Avantor, Inc.
(a) (b)
...................... 3,446,157 39,492,959
Bio-Rad Laboratories, Inc. , Class A
(b)
........ 41,203 12,484,097
Bruker Corp.
(a)
....................... 262,527 12,367,647
Illumina, Inc.
(b)
....................... 355,263 46,596,295
Repligen Corp.
(b)
..................... 120,410 19,730,383
130,671,381
Machinery — 4.3%
AGCO Corp. ........................ 313,331 32,686,690
CNH Industrial NV .................... 4,475,954 41,268,296
Crane Co. .......................... 121,108 22,335,948
Donaldson Co., Inc. ................... 193,394 17,146,312
Esab Corp. ......................... 161,739 18,069,481
Graco, Inc. ......................... 410,299 33,632,209
Lincoln Electric Holdings, Inc. ............ 88,891 21,301,839
Middleby Corp. (The)
(a) (b)
................ 233,894 34,773,021
Mueller Industries, Inc. ................. 157,235 18,050,578
Oshkosh Corp. ...................... 172,427 21,662,004
Terex Corp. ......................... 331,856 17,714,473
Timken Co. (The) ..................... 319,783 26,903,344
Toro Co. (The) ....................... 494,316 38,912,556
344,456,751
Marine Transportation — 0.2%
Kirby Corp.
(b)
........................ 148,191 16,327,684
Media — 0.2%
Nexstar Media Group, Inc. ............... 64,999 13,198,047
Metals & Mining — 3.0%
Alcoa Corp. ......................... 1,308,906 69,555,265
Cleveland-Cliffs, Inc.
(b)
................. 2,877,648 38,215,166
Commercial Metals Co. ................. 560,513 38,798,710
MP Materials Corp. , Class A
(a) (b)
........... 278,108 14,050,016
Reliance, Inc. ....................... 264,276 76,341,408
236,960,565
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Annaly Capital Management, Inc. .......... 3,452,290 77,193,204
Starwood Property Trust, Inc. ............. 1,758,053 31,662,535
108,855,739
Security
Shares
Shares Value
Multi-Utilities — 0.5%
Black Hills Corp. ..................... 381,512 $ 26,484,563
Northwestern Energy Group, Inc. .......... 173,174 11,176,650
37,661,213
Office REITs — 1.0%
COPT Defense Properties ............... 329,967 9,173,082
Cousins Properties, Inc. ................ 847,976 21,860,821
Kilroy Realty Corp. .................... 550,853 20,585,377
Vornado Realty Trust .................. 815,495 27,139,674
78,758,954
Oil, Gas & Consumable Fuels — 5.0%
Antero Resources Corp.
(b)
............... 1,482,175 51,075,751
Chord Energy Corp. ................... 287,450 26,646,615
Civitas Resources, Inc. ................. 386,621 10,473,563
CNX Resources Corp.
(a) (b)
............... 681,574 25,061,476
DT Midstream, Inc. .................... 144,065 17,241,699
HF Sinclair Corp. ..................... 789,677 36,388,316
Matador Resources Co. ................ 590,493 25,060,523
Murphy Oil Corp. ..................... 677,307 21,165,844
Ovintiv, Inc. ......................... 1,280,873 50,197,413
PBF Energy, Inc. , Class A ............... 414,210 11,233,375
Permian Resources Corp. , Class A ......... 3,511,789 49,270,400
Range Resources Corp. ................ 1,198,421 42,256,324
Viper Energy, Inc. .................... 851,411 32,890,007
398,961,306
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................. 320,672 25,897,471
Passenger Airlines — 1.0%
(b)
Alaska Air Group, Inc. .................. 586,805 29,516,291
American Airlines Group, Inc. ............. 3,338,257 51,175,480
80,691,771
Personal Care Products — 0.3%
(b)
BellRing Brands, Inc. .................. 374,306 10,005,200
Coty, Inc. , Class A .................... 1,849,889 5,697,658
elf Beauty, Inc.
(a)
..................... 99,108 7,536,172
23,239,030
Professional Services — 2.7%
Booz Allen Hamilton Holding Corp. ......... 613,458 51,751,317
Concentrix Corp. ..................... 222,600 9,255,708
Exponent, Inc. ....................... 120,589 8,376,112
FTI Consulting, Inc.
(a) (b)
................. 91,948 15,707,477
Genpact Ltd. ........................ 429,867 20,109,178
KBR, Inc. .......................... 642,560 25,830,912
Maximus, Inc. ....................... 131,536 11,354,187
Parsons Corp.
(a) (b)
..................... 88,484 5,468,311
Science Applications International Corp. ..... 232,604 23,413,919
TransUnion ......................... 471,489 40,430,182
211,697,303
Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.
(b)
............... 238,472 80,238,674
Residential REITs — 1.3%
American Homes 4 Rent , Class A .......... 1,648,779 52,925,806
Equity LifeStyle Properties, Inc. ........... 480,098 29,098,740
Independence Realty Trust, Inc. ........... 1,207,519 21,107,432
103,131,978
Retail REITs — 1.2%
Agree Realty Corp. ................... 318,599 22,948,686
Brixmor Property Group, Inc. ............. 834,477 21,879,987
Kite Realty Group Trust ................. 1,094,426 26,233,391

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
NNN REIT, Inc. ...................... 548,505 $ 21,737,253
92,799,317
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.
(a) (b)
............ 231,103 6,096,497
Amkor Technology, Inc. ................. 297,766 11,755,802
Cirrus Logic, Inc.
(b)
.................... 111,202 13,177,437
Entegris, Inc. ........................ 459,747 38,733,685
Lattice Semiconductor Corp.
(a) (b)
........... 283,461 20,857,060
MKS, Inc. .......................... 98,094 15,675,421
Onto Innovation, Inc.
(b)
................. 128,944 20,355,100
Silicon Laboratories, Inc.
(b)
............... 77,759 10,163,101
Synaptics, Inc.
(b)
..................... 196,350 14,533,827
Universal Display Corp. ................ 124,688 14,561,065
165,908,995
Software — 1.7%
Bentley Systems, Inc. , Class B
(a)
........... 277,498 10,590,711
BILL Holdings, Inc.
(a) (b)
.................. 230,438 12,568,088
Blackbaud, Inc.
(a) (b)
.................... 92,347 5,847,412
Commvault Systems, Inc.
(b)
.............. 86,602 10,856,427
DocuSign, Inc.
(b)
..................... 416,748 28,505,563
Dolby Laboratories, Inc. , Class A .......... 169,464 10,882,978
Manhattan Associates, Inc.
(b)
............. 118,847 20,597,374
Nutanix, Inc. , Class A
(b)
................. 547,462 28,298,311
UiPath, Inc. , Class A
(b)
................. 512,492 8,399,744
136,546,608
Specialized REITs — 1.6%
CubeSmart ......................... 633,185 22,826,319
EPR Properties ...................... 184,048 9,183,995
Gaming & Leisure Properties, Inc. ......... 787,388 35,188,370
Lamar Advertising Co. , Class A ........... 175,402 22,202,385
National Storage Affiliates Trust ........... 206,740 5,832,135
PotlatchDeltic Corp. ................... 358,092 14,244,900
Rayonier, Inc. ....................... 751,572 16,271,534
125,749,638
Specialty Retail — 4.6%
Abercrombie & Fitch Co. , Class A
(b)
......... 140,555 17,691,658
AutoNation, Inc.
(b)
..................... 138,272 28,550,403
Bath & Body Works, Inc. ................ 1,042,944 20,942,315
Burlington Stores, Inc.
(b)
................ 122,762 35,459,804
Chewy, Inc. , Class A
(a) (b)
................ 376,519 12,443,953
Dick's Sporting Goods, Inc. .............. 200,498 39,692,589
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 544,700 33,166,783
GameStop Corp. , Class A
(a) (b)
............. 2,083,025 41,827,142
Gap, Inc. (The) ...................... 1,144,131 29,289,754
Lithia Motors, Inc. , Class A .............. 122,580 40,737,011
Murphy USA, Inc. .................... 86,176 34,773,739
Penske Automotive Group, Inc. ........... 93,365 14,778,746
RH
(a) (b)
............................ 77,407 13,867,464
363,221,361
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.
(b)
.................. 311,997 7,612,727
Columbia Sportswear Co. ............... 127,548 7,026,619
Crocs, Inc.
(a) (b)
....................... 152,637 13,053,516
PVH Corp.
(a)
........................ 243,527 16,321,180
VF Corp. .......................... 1,659,079 29,996,148
74,010,190
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc. ........ 85,780 22,025,731
Core & Main, Inc. , Class A
(b)
.............. 539,797 28,053,250
GATX Corp. ........................ 76,008 12,890,957
MSC Industrial Direct Co., Inc. , Class A ...... 133,621 11,237,526
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc. ........................ 176,447 $ 59,453,817
WESCO International, Inc. ............... 245,999 60,181,195
193,842,476
Water Utilities — 0.7%
Essential Utilities, Inc. .................. 1,429,637 54,840,875
Total Long-Term Investments — 98 .9%
(Cost: $ 7,559,960,468 ) ............................ 7,869,864,959
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 154,171,736 154,248,822
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 78,447,929 78,447,929
Total Short-Term Securities — 2 .9%
(Cost: $ 232,583,536 ) .............................. 232,696,751
Total Investments — 101 .8%
(Cost: $ 7,792,544,004 ) ............................ 8,102,561,710
Liabilities in Excess of Other Assets — (1.8) % ............. (144,288,537)
Net Assets — 100.0% ...............................
$ 7,958,273,173
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 250,328,130 $ — $ (96,089,367)
(a)
$ 20,658 $ (10,599) $ 154,248,822 154,171,736 $ 413,103
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,010,298 54,437,631
(a)
— — — 78,447,929 78,447,929 382,095 —
$ 20,658 $ (10,599) $ 232,696,751 $ 795,198 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 46 03/20/26 $ 15,296 $ (74,213)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Cadence Bank ............ JPMorgan Chase Bank NA USD 109,279 02/09/26 0.40% 1D OBFR01 Monthly $ (809)
Cadence Bank ............ Goldman Sachs Bank USA 43 08/18/26 0.40% 1D FEDL01 Monthly —
Cadence Bank ............ BNP Paribas SA 43 08/12/27 0.20% 1D OBFR01 Monthly —
Cadence Bank ............ HSBC Bank plc 30,793 02/09/28 0.40% 1D OBFR01 Monthly 995
Cadence Bank ............ Merrill Lynch International & Co. 43 02/15/28 0.40% 1D OBFR01 Monthly —
Corebridge Financial, Inc. ..... JPMorgan Chase Bank NA 43,044,659 02/09/26 0.40% 1D OBFR01 Monthly (2,279,559)
Equitable Holdings, Inc. ...... JPMorgan Chase Bank NA 30,760,188 02/09/26 0.40% 1D OBFR01 Monthly (238,600)
Equitable Holdings, Inc. ...... HSBC Bank plc 329,061 02/09/28 0.40% 1D OBFR01 Monthly (5,041)
Total long positions of equity swaps (2,523,014)
Net dividends and financing fees 235,928
Total equity swap contracts including dividends and financing fees $ (2,287,086)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,869,864,959 $ — $ — $ 7,869,864,959
Short-Term Securities
Money Market Funds ...................................... 232,696,751 — — 232,696,751
$ 8,102,561,710 $ — $ — $ 8,102,561,710
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 236,923 $ — $ 236,923
Liabilities
Equity contracts ........................................... (74,213) (2,524,009) — (2,598,222)
$ (74,213) $ (2,287,086) $ — $ (2,361,299)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust